Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
October 31, 2023
IRE-NPRT1-1223
1.809077.120
Common Stocks - 96.9%
	Shares	Value ($)
Australia - 5.2%
Abacus Storage King	3,201,869	2,024,946
Arena (REIT) unit	5,760,357	11,653,279
Ingenia Communities Group unit	1,048,019	2,608,501
National Storage REIT unit	6,596,005	8,409,806
TOTAL AUSTRALIA		24,696,532
Belgium - 2.7%
Inclusio SA	249,073	3,175,707
Montea SICAFI SCA	49,673	3,505,685
Warehouses de Pauw	253,470	6,254,345
TOTAL BELGIUM		12,935,737
Brazil - 0.5%
LOG Commercial Properties e Participacoes SA	582,900	2,395,535
Finland - 0.5%
Kojamo OYJ	275,300	2,347,837
France - 3.1%
ARGAN SA	84,032	5,743,861
Mercialys SA	289,800	2,465,365
Unibail-Rodamco-Westfield NV (a)	132,000	6,516,965
TOTAL FRANCE		14,726,191
Germany - 3.9%
Instone Real Estate Group BV (b)	514,288	2,927,625
LEG Immobilien AG (a)	253,000	15,751,427
TOTAL GERMANY		18,679,052
Hong Kong - 9.7%
CK Asset Holdings Ltd.	3,189,500	15,942,157
Great Eagle Holdings Ltd.	8,230,541	13,413,169
Magnificent Hotel Investment Ltd. (a)	186,157,000	2,132,066
Sino Land Ltd.	6,651,331	6,640,213
Tai Cheung Holdings Ltd.	14,524,000	5,934,768
Wing Tai Properties Ltd.	6,392,000	2,377,201
TOTAL HONG KONG		46,439,574
Ireland - 0.7%
Cairn Homes PLC	865,300	1,019,949
Irish Residential Properties REIT PLC	2,261,200	2,177,244
TOTAL IRELAND		3,197,193
Italy - 1.4%
Infrastrutture Wireless Italiane SpA (b)	636,600	6,951,412
Japan - 25.2%
Advance Residence Investment Corp.	2,500	5,435,511
Daiwa Securities Living Invest	34,654	25,623,483
Goldcrest Co. Ltd.	370,300	5,280,599
Health Care & Medical Investment Corp.	15,587	14,595,382
JTOWER, Inc. (a)(c)	101,000	3,675,498
Katitas Co. Ltd.	247,600	3,304,826
Kyoritsu Maintenance Co. Ltd. (c)	192,900	7,377,652
Mirarth Holdings, Inc.	1,610,400	4,694,304
Mitsui Fudosan Logistics Park, Inc.	8,017	24,237,248
Nomura Real Estate Holdings, Inc.	955,000	22,305,057
Sekisui House Ltd.	98,500	1,928,901
Tosei Corp.	200,200	2,365,700
TOTAL JAPAN		120,824,161
Mexico - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV	396,293	1,242,578
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	36,900	1,160,136
TOTAL MEXICO		2,402,714
New Zealand - 2.7%
Arvida Group Ltd. (c)	7,403,743	4,884,473
Auckland International Airport Ltd.	799,042	3,417,723
Stride Property Group unit	6,007,125	4,768,079
TOTAL NEW ZEALAND		13,070,275
Singapore - 11.8%
Digital Core (REIT)	147,500	74,558
Keppel DC (REIT)	4,516,600	5,573,936
Parkway Life REIT	5,083,800	12,471,901
Singapore Land Group Ltd.	8,732,400	12,623,646
Wing Tai Holdings Ltd.	25,951,951	25,819,266
TOTAL SINGAPORE		56,563,307
Spain - 3.7%
Aena SME SA (b)	24,900	3,602,910
Arima Real Estate SOCIMI SA (a)	1,052,550	7,294,756
Cellnex Telecom SA (b)	186,410	5,479,729
Lar Espana Real Estate Socimi SA	203,384	1,179,299
TOTAL SPAIN		17,556,694
Sweden - 6.5%
Catena AB	144,200	4,766,857
Fastighets AB Trianon Class B (a)	1,532,712	1,929,200
Heba Fastighets AB (B Shares)	1,786,760	3,585,541
Hemnet Group AB	81,900	1,421,196
JM AB (B Shares) (c)	271,300	2,887,398
Nibe Industrier AB (B Shares)	205,100	1,179,250
NP3 Fastigheter AB	110,964	1,480,189
Pandox AB	216,800	2,128,680
Swedish Logistic Property AB (a)	5,071,325	11,812,322
TOTAL SWEDEN		31,190,633
Switzerland - 2.0%
Flughafen Zuerich AG	13,450	2,501,775
PSP Swiss Property AG	56,104	6,889,262
TOTAL SWITZERLAND		9,391,037
United Kingdom - 13.6%
Berkeley Group Holdings PLC	40,400	1,981,845
Big Yellow Group PLC	384,300	4,460,781
Grainger Trust PLC	2,068,206	5,716,383
Great Portland Estates PLC	466,470	2,211,187
Harworth Group PLC	1,968,700	2,368,928
Londonmetric Properity PLC	8,042,160	16,167,591
Rightmove PLC	429,300	2,468,079
Safestore Holdings PLC	662,999	5,507,931
Shaftesbury Capital PLC	3,204,826	4,051,118
Unite Group PLC	1,180,511	12,461,690
Urban Logistics REIT PLC	6,047,475	7,659,120
TOTAL UNITED KINGDOM		65,054,653
United States of America - 3.2%
Airbnb, Inc. Class A (a)	55,200	6,529,608
CoStar Group, Inc. (a)	21,100	1,548,951
Digital Realty Trust, Inc.	29,400	3,656,184
Equinix, Inc.	5,000	3,648,200
TOTAL UNITED STATES OF AMERICA		15,382,943
TOTAL COMMON STOCKS (Cost $539,346,476)		463,805,480

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	10,418,809	10,420,893
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	11,912,646	11,913,837
TOTAL MONEY MARKET FUNDS (Cost $22,334,730)		22,334,730

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $561,681,206)	486,140,210
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(7,427,437)
NET ASSETS - 100.0%	478,712,773

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,961,676 or 4.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	11,696,031	51,245,025	52,520,163	127,351	-	-	10,420,893	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	6,931,294	26,210,472	21,227,929	18,304	-	-	11,913,837	0.0%
Total	18,627,325	77,455,497	73,748,092	145,655	-	-	22,334,730

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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